Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Expected tax at statutory rates, Amount	$ (528,000)	$ (3,463,000)
Expected tax at statutory rates, Percent	21.00%	21.00%
Permanent Differences, Amount	$ (4,000)	$ 7,000
Permanent Differences, Percent	0.00%	0.00%
State Income Tax, Net of Federal benefit, Amount	$ 1,019,000	$ (418,000)
State Income Tax, Net of Federal benefit, Percent	(62.00%)	1.00%
Other, Amount	$ 1,564,000	$ (95,000)
Other, Percent	(41.00%)	2.00%
Current Year Change in Valuation Allowance, Amount	$ (2,051,000)	$ 3,969,000
Current Year Change in Valuation Allowance, Percent	82.00%	(24.00%)
Prior Year True-Ups, Amount	$ 0	$ 0
Prior Year True-Ups, Percent	0.00%	0.00%
Income tax expense, Amount	$ 0	$ 0
Income tax expense, Percent	0.00%	0.00%